Notes to the consolidated financial statements - Additional Information (Details) € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2022 EUR (€) item	Jul. 31, 2020 EUR (€)	Aug. 31, 2014 EUR (€)	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Apr. 30, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Nov. 30, 2017 USD ($)
Notes to the consolidated financial statements
Number of collaboration partners that owed 100% of all the receivables and contract assets outstanding | item	2				3
Number of collaboration partners with balances greater than 10% of the total amounts of receivable and contract assets | item				1	1
Revenue recognized from contract liabilities				€ 44,787	€ 67,828	€ 46,597
Proceeds from the issuance of shares (net of transaction costs)					404,062	867,717
Revenue recognized				67,420	102,990	48,871
Upfront Payments Included In Contract Liabilities	€ 107,308			107,308	142,095
GSK [Member] | Collaboration Agreement For Research, Development, Manufacturing And Commercialization Of mRNA-based Vaccines
Notes to the consolidated financial statements
Revenue recognized				41,379	47,148
GSK [Member] | GlaxoSmithKline COVID Agreement
Notes to the consolidated financial statements
Revenue recognized				20,884	27,150
Upfront Payments Received Or Receivable								€ 75,000
Boehringer Ingelheim
Notes to the consolidated financial statements
Revenue recognized					26,003	1,885
Upfront Payments Received Or Receivable			€ 30,000
Option fee payment received			5,000
Additional development milestone payments			€ 7,000
Upfront payment revenue recognized from termination of agreement				14,003
Option fee payment included in contract liabilities	5,000			5,000
Development milestone payment included in contract liabilities	7,000			7,000
CRISPR Therapeutics
Notes to the consolidated financial statements
Revenue recognized				3,370	919	695
Upfront Payments Received Or Receivable | $										$ 3,000
Genmab | Collaboration and License Agreement
Notes to the consolidated financial statements
Revenue recognized				1,787	1,770	2,628
Upfront Payments Received Or Receivable | $									$ 10,000
Equity investment | $									$ 20,000
Eli Lilly
Notes to the consolidated financial statements
Upfront Payments Included In Contract Liabilities	33,100			33,100
GSK [Member]
Notes to the consolidated financial statements
Revenue recognized from contract liabilities				42,690	51,728	7,778
Proceeds from the issuance of shares (net of transaction costs)		€ 150,000
Upfront Payments Received Or Receivable	195,000	120,000		195,000
One-time reimbursable payment		30,000
Development and regulatory milestone payments		320,000
Commercial milestone payments		€ 380,000
Upfront Payments Included In Contract Liabilities	102,804			102,804	135,494
Boehringer Ingelheim
Notes to the consolidated financial statements
Revenue recognized from contract liabilities					14,003	1,867
Revenue recognized				0
Upfront Payments Received Or Receivable	30,000			30,000
Genmab
Notes to the consolidated financial statements
Revenue recognized from contract liabilities				1,787	1,787	1,787
Upfront Payments Received Or Receivable	8,937			8,937			$ 10,000
Upfront Payments Included In Contract Liabilities	3,575			3,575	€ 5,362
Eli Lilly.
Notes to the consolidated financial statements
Revenue recognized from contract liabilities						€ 34,855
Upfront Payments Received Or Receivable	€ 42,200			€ 42,200			$ 50,000